Business Combination (Details 1) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 07, 2016
Fair value of assets acquired and liabilities assumed
Intangibles assets, net		$ 3,952,000
Goodwill	$ 13,086,472	13,086,472	$ 14,304,667
Total consideration		$ 8,641,066
Business Combination [Member]
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents				$ 1,460,494
Credit card holdback receivable				161,140
Accounts receivable				192,490
Other receivable				190,000
Prepaid expense and other current assets				61,248
Fixed assets, net				98,552
Notes receivable				82,452
Long term security deposits				279,410
Intangibles assets, net				3,952,000
Goodwill				9,960,017
Accounts payable				(1,380,336)
Accrued expenses and other current liabilities				(460,719)
Deferred subscription revenue				(1,045,856)
Term note payable				(200,000)
Note payable, net of discount				(3,000,000)
Deferred rent, net of current portion				(116,240)
Capital lease obligations, net of current portion				(12,786)
Deferred tax liability				(1,580,800)
Total consideration				$ 8,641,066